Shareholder Report, Average Annual Return (Details) 192135_The Brinsmere Fund - Conservative ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	33 Months Ended
	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2026
The Brinsmere Fund - Conservative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Conservative ETF NAV
Average Annual Return, Percent		11.62%	8.50%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		17.80%	16.58%
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index (TR)
Average Annual Return, Percent		11.41%	9.34%